LICENSING AND COLLABORATION ARRANGEMENTS - Breakdown of licensing and collaboration revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Recognition in the year	$ 632	$ 1,520
Reduction in the year		(5,821)
Total licensing and collaboration revenue	632	(1,551)
AbbVie
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total licensing and collaboration revenue	$ 632	(4,301)
Other partners
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total licensing and collaboration revenue		$ 2,750